As filed with the Securities and Exchange Commission on February 6, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21631

Helios Advantage Income Fund, Inc.
(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 24th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)

Kim G. Redding, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)

800-497-3746
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2012

Date of reporting period:  December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

HELIOS ADVANTAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
December 31, 2011
			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)
INVESTMENT GRADE CORPORATE BONDS - 6.2%
Basic Industry - 4.0%
Domtar Corp. 2	10.75%	06/01/17	$600	$756,000
Georgia-Pacific LLC	7.25	06/01/28	230	277,488
Georgia-Pacific LLC	7.38	12/01/25	270	332,995
Nalco Co. 3,4	6.63	01/15/19	100	115,750
Westlake Chemical Corp. 2	6.63	01/15/16	750	759,375
Total Basic Industry
(Cost - $1,838,008)				2,241,608
Telecommunications - 2.2%
Qwest Corp. 2
(Cost - $884,144)	6.88	09/15/33	1,225	1,216,780
Total INVESTMENT GRADE CORPORATE BONDS
(Cost - $2,722,152)				3,458,388
HIGH YIELD CORPORATE BONDS - 127.8%
Basic Industry - 18.4%
AK Steel Corp. 2	7.63	05/15/20	670	629,800
Associated Materials LLC	9.13	11/01/17	700	610,750
Cascades, Inc. 6	7.75	12/15/17	275	272,250
Cascades, Inc. 6	7.88	01/15/20	500	485,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 2	8.88	02/01/18	700	656,250
Huntsman International LLC 2	8.63	03/15/21	1,000	1,060,000
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 3,4	9.50	12/01/19	450	472,500
Momentive Performance	9.00	01/15/21	375	285,000
Ply Gem Industries, Inc.	8.25	02/15/18	750	653,438
Polymer Group, Inc. 3,4	7.75	02/01/19	750	776,250
Solutia, Inc.	8.75	11/01/17	375	409,688
Steel Dynamics, Inc.	7.63	03/15/20	550	580,250
Tembec Industries, Inc. 2,6	11.25	12/15/18	775	798,250
Trimas Corp.	9.75	12/15/17	345	374,325
United States Steel Corp. 2	7.00	02/01/18	1,400	1,385,999
Verso Paper Holdings LLC/Verso Paper, Inc.	8.75	02/01/19	500	305,000
Xerium Technologies, Inc. 3,4	8.88	06/15/18	550	497,750
Total Basic Industry
(Cost - $10,626,126)				10,252,500
Capital Goods - 6.7%
Berry Plastics Corp. 2	9.50	05/15/18	700	703,500
Building Materials Corp. of America 3,4	6.75	05/01/21	375	393,750
Crown Cork & Seal Co., Inc. 2	7.38	12/15/26	800	824,000
Owens-Illinois, Inc.	7.80	05/15/18	575	635,375
Terex Corp.	8.00	11/15/17	775	759,500
USG Corp. 2	9.75	01/15/18	475	401,375
Total Capital Goods
(Cost - $3,639,542)				3,717,500
Consumer Cyclical - 15.1%
Ace Hardware Corp. 2,3,4	9.13	06/01/16	500	530,000
American Axle & Manufacturing, Inc. 2	7.88	03/01/17	1,000	990,000
DineEquity, Inc. 2	9.50	10/30/18	750	805,313
Ford Motor Co. 2	6.50	08/01/18	650	685,750
Levi Strauss & Co. 2	7.63	05/15/20	750	765,938
Limited Brands, Inc.	8.50	06/15/19	300	349,500
McJunkin Red Man Corp.	9.50	12/15/16	650	659,750
MGM Mirage	7.63	01/15/17	775	738,187
MTR Gaming Group, Inc. 3,4	11.50	08/01/19	220	187,550
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 2	8.88	03/15/18	750	733,125
Pittsburgh Glass Works LLC 3,4	8.50	04/15/16	165	158,812
Sally Holdings LLC/Sally Capital, Inc. 3,4	6.88	11/15/19	475	496,375

See Notes to Portfolio of Investments and Notes to Financial Statements.

1

HELIOS ADVANTAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
December 31, 2011
			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Tenneco, Inc. 2	6.88%	12/15/20	$775	$794,375
The Neiman Marcus Group, Inc. 2	10.38	10/15/15	375	389,535
Visteon Corp. 3,4	6.75	04/15/19	110	109,725
Total Consumer Cyclical
(Cost - $8,011,725)				8,393,935
Consumer Non-Cyclical - 19.3%
ACCO Brands Corp. 2	10.63	03/15/15	650	723,125
American Reprographics Co. 2	10.50	12/15/16	750	667,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	8.25	01/15/19	775	769,187
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	9.75	03/15/20	200	205,500
B&G Foods, Inc. 2	7.63	01/15/18	1,000	1,062,500
C&S Group Enterprises LLC 3,4	8.38	05/01/17	700	738,500
Deluxe Corp. 2	7.38	06/01/15	600	607,500
FTI Consulting, Inc.	7.75	10/01/16	500	517,500
Iron Mountain, Inc.	8.38	08/15/21	325	346,125
Iron Mountain, Inc. 2	8.75	07/15/18	700	728,000
Jarden Corp. 2	7.50	05/01/17	500	530,000
Reynolds Group Issuer LLC 2,3,4	9.00	04/15/19	600	570,000
Rite Aid Corp.	8.63	03/01/15	325	313,625
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25	02/01/21	450	455,625
RSC Equipment Rental, Inc./RSC Holdings III LLC 2	10.25	11/15/19	325	354,250
Service Corp. International 2	6.75	04/01/16	1,000	1,082,500
United Rentals North America, Inc. 2	8.38	09/15/20	1,100	1,072,500
Total Consumer Non-Cyclical
(Cost - $10,400,455)				10,743,937
Energy - 25.9%
Arch Coal, Inc.	8.75	08/01/16	550	600,875
BreitBurn Energy Partners LP/BreitBurn Finance Corp. 2	8.63	10/15/20	750	784,687
Calfrac Holdings LP 2,3,4	7.50	12/01/20	700	682,500
Chaparral Energy, Inc. 2	8.88	02/01/17	1,000	1,035,000
Consol Energy, Inc. 2	8.25	04/01/20	900	994,500
Crosstex Energy LP/Crosstex Energy Finance Corp. 2	8.88	02/15/18	675	737,438
EV Energy Partners LP/EV Energy Finance Corp. 2	8.00	04/15/19	775	788,563
Frac Tech Services LLC/Frac Tech Finance, Inc. 3,4	7.63	11/15/18	455	476,612
Frontier Oil Corp.	8.50	09/15/16	550	585,750
GMX Resources, Inc. 3,4,7	11.00	12/01/17	281	227,610
Hercules Offshore, Inc. 2,3,4	10.50	10/15/17	750	729,375
Hilcorp Energy I LP/Hilcorp Finance Co. 3,4	8.00	02/15/20	550	588,500
Key Energy Services, Inc.	6.75	03/01/21	500	500,000
Linn Energy LLC/Linn Energy Finance Corp.	8.63	04/15/20	570	618,450
Petroleum Geo-Services ASA 3,4,6	7.38	12/15/18	325	331,500
Pioneer Natural Resources Co.	6.65	03/15/17	500	553,233
Plains Exploration & Production Co.	7.63	06/01/18	550	583,000
Precision Drilling Corp. 6	6.63	11/15/20	750	766,875
Quicksilver Resources, Inc. 2	11.75	01/01/16	450	510,750
SESI LLC 2	6.88	06/01/14	600	603,000
Trinidad Drilling LTD 3,4,6	7.88	01/15/19	760	782,800
Venoco, Inc.	8.88	02/15/19	750	675,000
W&T Offshore, Inc. 3,4	8.50	06/15/19	255	263,925
Total Energy
(Cost - $13,996,923)				14,419,943
Finance & Investment - 4.7%
FireKeepers Development Authority 2,3,4	13.88	05/01/15	500	567,500
Ineos Finance PLC 3,4,6	9.00	05/15/15	400	406,000
Marina District Finance Co., Inc. 2	9.88	08/15/18	1,000	912,500
Masonite International Corp. 3,4,6	8.25	04/15/21	750	735,000
Motors Liquidation Co.	7.13	07/15/13	250	2,500
Motors Liquidation Co. 2	8.38	07/15/33	1,750	17,500
Total Finance & Investment
(Cost - $2,626,570)				2,641,000

See Notes to Portfolio of Investments and Notes to Financial Statements.

2

HELIOS ADVANTAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
December 31, 2011
			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Media - 6.9%
Cablevision Systems Corp. 2	8.63%	09/15/17	$800	$886,000
CCO Holdings LLC/CCO Cap Corp. 2	8.13	04/30/20	975	1,067,625
Insight Communications, Inc. 2,3,4	9.38	07/15/18	700	799,750
LIN Television Corp.	6.50	05/15/13	301	301,376
Mediacom LLC/Mediacom Cap Corp. 2	9.13	08/15/19	750	795,938
Total Media
(Cost - $3,647,564)				3,850,689
Real Estate - 1.2%
Realogy Corp. 3,4
(Cost - $694,827)	7.88	02/15/19	775	674,250
Services Cyclical - 10.1%
AMC Entertainment, Inc. 2	8.75	06/01/19	875	905,625
Beazer Homes USA, Inc.	9.13	06/15/18	300	206,250
CityCenter Holdings LLC/CityCenter Finance Corp. 2,3,4	7.63	01/15/16	750	768,750
Easton-Bell Sports, Inc. 2	9.75	12/01/16	650	708,500
Harrahs Operating Escrow LLC/Harrahs Escrow Corp. 2	11.25	06/01/17	600	636,750
Hovnanian Enterprises, Inc. 2	10.63	10/15/16	750	598,125
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 3,4	8.88	04/15/17	750	744,375
Pulte Group, Inc.	6.38	05/15/33	750	519,375
Standard Pacific Corp. 2	8.38	05/15/18	550	522,500
Total Services Cyclical
(Cost - $5,842,454)				5,610,250
Services Non-Cyclical - 2.2%
HCA, Inc.	8.00	10/01/18	775	819,562
Health Management Associates, Inc. 3,4	7.38	01/15/20	375	390,000
Total Services Non-Cyclical
(Cost - $1,160,829)				1,209,562
Technology & Electronics - 3.7%
Coleman Cable, Inc. 2	9.00	02/15/18	550	545,188
First Data Corp. 2,3,4	8.25	01/15/21	750	671,250
First Data Corp.	9.88	09/24/15	71	66,740
Freescale Semiconductor, Inc. 2,3,4	9.25	04/15/18	750	801,563
Total Technology & Electronics
(Cost - $2,117,923)				2,084,741
Telecommunications - 11.0%
Cincinnati Bell, Inc.	8.25	10/15/17	345	346,725
Cincinnati Bell, Inc. 2	8.38	10/15/20	580	578,550
Citizens Communications Corp. 2	7.13	03/15/19	1,300	1,267,500
Clear Channel Communications, Inc. 2	9.00	03/01/21	750	631,875
inVentiv Health, Inc. 3,4	10.00	08/15/18	300	274,500
Nextel Communications, Inc.	7.38	08/01/15	550	503,250
PAETEC Holding Corp.	9.50	07/15/15	250	261,875
PAETEC Holding Corp.	9.88	12/01/18	500	550,000
Sprint Nextel Corp.	8.38	08/15/17	500	448,125
Windstream Corp. 2	7.00	03/15/19	1,250	1,262,500
Total Telecommunications
(Cost - $6,141,176)				6,124,900
Utility - 2.6%
Calpine Corp. 2,3,4	7.25	10/15/17	650	682,500
Edison Mission Energy	7.00	05/15/17	325	211,250
NRG Energy, Inc.	8.50	06/15/19	550	558,250
Total Utility
(Cost - $1,452,393)				1,452,000
Total HIGH YIELD CORPORATE BONDS
(Cost - $70,358,507)				71,175,207
TERM LOANS - 0.4%
Texas Competitive Electric Holdings Co. LLC 1,4
(Cost - $271,968)	4.78	01/09/12	334	210,713

See Notes to Portfolio of Investments and Notes to Financial Statements.

3

HELIOS ADVANTAGE INCOME FUND, INC.
Portfolio of Investments (Unaudited)
December 31, 2011
		Value
	Shares	(Note 2)
COMMON STOCKS - 1.4%
Consumer Discretionary - 0.3%
General Motors Company 5
(Cost - $380,638)	8,132	$164,836
Materials - 0.7%
Huntsman Corp.
(Cost - $379,531)	37,905	379,050
Telecommunications - 0.4%
Frontier Communications Corp.	21,644	111,466
Windstream Corp.	11,050	129,727
Total Telecommunications
(Cost - $325,638)		241,193
Total COMMON STOCKS
(Cost - $1,085,807)		785,079
WARRANTS - 0.3%
Consumer Discretionary - 0.3%
General Motors Company 5
Expiration: July 2016
Exercise Price: $10.00	7,393	86,720
General Motors Company 5
Expiration: July 2019
Exercise Price: $18.33	7,393	57,813
Total Consumer Discretionary
(Cost - $432,026)		144,533
Total WARRANTS
(Cost - $432,026)		144,533
Total Investments - 136.1%
(Cost - $74,870,460)		75,773,920
Liabilities in Excess of Other Assets - (36.1)%		(20,086,666)
NET ASSETS - 100.0%		$ 55,687,254

See Notes to Portfolio of Investments and Notes to Financial Statements.

4

HELIOS FUNDS
Notes to Portfolios of Investments (Unaudited)
December 31, 2011

The following notes should be read in conjunction with the accompanying Portfolio of Investments.

1	- Variable Rate Security - Interest rate shown is the rate in effect as of December 31, 2011.
2	- Portion of entire principal amount pledged as collateral for margin loans.
3	- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to
	registration, normally to qualified institutional buyers. As of December 31, 2011, the total value of all such investments were as follows:
	Fund	Value	% of Net Assets
	Helios Advantage Income Fund, Inc.	$16,645,222	29.89%
	Helios High Income Fund, Inc.	11,819,906	30.05
	Helios Multi-Sector High Income Fund, Inc.	14,418,550	32.49
	Helios Strategic Income Fund, Inc.	9,087,052	24.16
4	- Private Placement.
5	- Non-income producing security.
6	- Foreign security or a U.S. security of a foreign company.
7	- Payment in kind security.

HELIOS FUNDS
Notes to Financial Statements
December 31, 2011 (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments carried at fair value:

Helios Advantage Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$ -	$ -	$ -	$785,079	$144,533	$929,612
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	3,458,388	50,845,546	-	-	-	54,303,934
Level 3 - Significant Unobservable Inputs	-	20,329,661	210,713	-	-	20,540,374
Total	$3,458,388	$71,175,207	$210,713	$785,079	$144,533	$75,773,920

Helios High Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$ -	$ -	$ -	$574,635	$108,424	$683,059
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	2,996,511	36,036,336	-	-	-	39,032,847
Level 3 - Significant Unobservable Inputs	-	14,656,970	165,560	-	-	14,822,530
Total	$2,996,511	$50,693,306	$165,560	$574,635	$108,424	$54,538,436

Helios Multi-Sector High Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$ -	$ -	$ -	$652,606	$126,469	$779,075
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	3,465,087	40,604,123	-	-	-	44,069,210
Level 3 - Significant Unobservable Inputs	-	16,787,175	180,611	-	-	16,967,786
Total	$3,465,087	$57,391,298	$180,611	$652,606	$126,469	$61,816,071

Helios Strategic Income Fund, Inc.

Valuation Inputs	Commercial Mortgage- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$ -	$ -	$ -	$ -	$2,909,781	$108,424	$ 3,018,205
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	-	7,950,272	21,205,566	-	-	-	29,155,838
Level 3 - Significant Unobservable Inputs	6,976,797	-	11,438,114	150,509	-	-	18,565,420
Total	$6,976,797	$7,950,272	$32,643,680	$150,509	$2,909,781	$108,424	$50,739,463

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Helios Advantage Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$31,193,500	$291,584	$31,485,084
Accrued Discounts (Premiums)	159,980	6,645	166,625
Realized Gain/(Loss)	(1,425,045)	2,357	(1,422,688)
Change in Unrealized Appreciation (Depreciation)	84,794	(60,162)	24,632
Purchases at Cost	12,506,016	265,729	12,771,745
Sales Proceeds	(16,200,484)	(295,440)	(16,495,924)
Transfers into Level 3	-	-	-
Transfers out of Level 3	(5,989,100)	-	(5,989,100)	(a)
Balance as of December 31, 2011	$20,329,661	$210,713	$20,540,374
Change in unrealized gains or losses relating to assets still held at reporting date	$ (727,947)	$ (61,255)	$(789,202)

Helios High Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$20,909,956	$229,102	$21,139,058
Accrued Discounts (Premiums)	70,217	5,220	75,437
Realized Gain/(Loss)	47,498	1,852	49,350
Change in Unrealized Appreciation (Depreciation)	(988,460)	(47,269)	(1,035,729)
Purchases at Cost	8,965,718	208,787	9,174,505
Sales Proceeds	(9,880,899)	(232,132)	(10,113,031)
Transfers into Level 3	-	-	-
Transfers out of Level 3	(4,467,060)	-	(4,467,060)	(a)
Balance as of December 31, 2011	$14,656,970	$165,560	$14,822,530
Change in unrealized gains or losses relating to assets still held at reporting date	$ (528,418)	$ (48,128)	$(576,546)

Helios Multi-Sector High Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$23,513,374	$249,929	$23,763,303
Accrued Discounts (Premiums)	97,968	5,671	103,639
Realized Gain/(Loss)	(647,832)	2,021	(645,811)
Change in Unrealized Appreciation (Depreciation)	(314,139)	(51,543)	(365,682)
Purchases at Cost	9,257,537	227,768	9,485,305
Sales Proceeds	(10,641,915)	(253,235)	(10,895,150)
Transfers into Level 3	-	-	-
Transfers out of Level 3	(4,477,818)	-	(4,477,818)	(a)
Balance as of December 31, 2011	$16,787,175	$180,611	$16,967,786
Change in unrealized gains or losses relating to assets still held at reporting date	$ (631,422)	$ (52,479)	$(683,901)

Helios Strategic Income Fund, Inc.

Investments in Securities	Commercial Mortgage-Backed Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$4,799,663	$14,795,090	$208,275	$19,803,028
Accrued Discounts (Premiums)	(24,247)	103,111	4,724	83,588
Realized Gain/(Loss)	-	(1,274,109)	1,684	(1,272,425)
Change in Unrealized Appreciation (Depreciation)	221,534	643,908	(42,952)	822,490
Purchases at Cost	1,979,847	5,982,088	189,807	8,151,742
Sales Proceeds	-	(6,177,584)	(211,029)	(6,388,613)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	(2,634,390)	-	(2,634,390)	(a)
Balance as of December 31, 2011	$6,976,797	$11,438,114	$150,509	$18,565,420
Change in unrealized gains or losses relating to assets still held at reporting date	$ 221,534	$ (465,751)	$(43,733)	$ (287,950)

(a) Transferred due to increase/decrease of observable market data for these securities.

Credit Facility: The Fund established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. Each Fund pays interest in the amount of 0.80% on the total line of credit amount available plus the 3-month London Interbank Offered Rate on the amount outstanding.

	Helios Advantage Income Fund, Inc.	Helios High Income Fund, Inc.	Helios Multi- Sector High Income Fund, Inc.	Helios Strategic Income Fund, Inc.
Total line of credit amount available	$27,000,000	$19,000,000	$22,000,000	$18,000,000
Line of credit outstanding at December 31, 2011	22,200,000	16,900,000	19,150,000	14,950,000
Line of credit amount unused at December 31, 2011	4,800,000	2,100,000	2,850,000	3,050,000
Average balance outstanding during the period	22,200,000	16,900,000	19,150,000	14,950,000
Interest expense incurred on line of credit during the period	223,786	160,863	185,153	149,588
Average interest rate during the nine month period ended December 31, 2011	1.32%	1.25%	1.27%	1.31%

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at December 31, 2011.

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Helios Advantage Income Fund, Inc.	$74,870,460	$3,711,242	$(2,807,782)	$903,460
Helios High Income Fund, Inc.	53,605,883	2,852,754	(1,920,201)	932,553
Helios Multi-Sector High Income Fund, Inc.	61,016,948	3,111,032	(2,311,909)	799,123
Helios Strategic Income Fund, Inc.	49,710,512	2,988,722	(1,959,771)	1,028,951

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Helios Advantage Income Fund, Inc.

By (Signature and Title)              /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date          February 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date        February 6, 2012

By (Signature and Title)*            /s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date         February 6, 2012

* Print the name and title of each signing officer under his or her signature.